Employee benefit plans - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) plan employee shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of qualified plans | plan	1
Recognized cost of defined contribution plans, excluding the ESOP	$ 263,000,000	$ 264,000,000	$ 282,000,000
Shares of stock owned by Employee Stock Ownership Plan (shares) | shares	2.7	3.1
Fair value of shares total ESOP assets	$ 314,000,000	$ 244,000,000
The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match	100.00%	100.00%	100.00%
401(k) Employer matching contribution, percent of employees' base pay	7.00%	7.00%	7.00%
401(k) Employer matching contribution, maximum amount per participant	$ 16,000	$ 16,000	$ 16,000
401(k) Employer discretionary contribution amount	750	750	750
401(k) Maximum employee salary cap	$ 100,000	$ 100,000	$ 100,000
Deferred compensation arrangement with individual, requisite service period	1 year	1 year	1 year
401(k), shares of common stock owned (shares) | shares	7.3	7.8
401(k), fair value of total assets	$ 10,900,000,000	$ 10,000,000,000.0
United States
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	5,400
United States | Fixed income | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	35.00%
United States | Fixed income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	100.00%
United States | Equities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
United States | Equities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	65.00%
United States | Cash equivalents | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
United States | Cash equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	10.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	17,500
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.47%	5.72%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 11,000,000
Pension Plan | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.50%	5.15%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 6,000,000
pre-Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year	8.05%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year	4.50%
Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year	12.20%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year	4.50%
Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.47%	5.72%
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 9,000,000